Cover	Jan. 05, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Introductory Note The Amendment No. 1 to the Current Report on Form 8-K amends the Current Report on Form 8-K filed by Advent Technologies Holdings, Inc. (“Advent” or the “Company”) on January 11, 2024 (the “Original Report”) to amend and restate the disclosures previously provided regarding Naiem Hussain, Advent’s newly appointed Chief Financial Officer, to add information required by Item 5.02(c).
Document Period End Date	Jan. 05, 2024
Entity File Number	001-38742
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Central Index Key	0001744494
Entity Tax Identification Number	83-0982969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Rutherford Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02129
City Area Code	(617)
Local Phone Number	655-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADN
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	ADNWW
Security Exchange Name	NASDAQ